Share-Based Compensation (Details 2) - USD ($)		12 Months Ended
	Aug. 11, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leju Plan | Employees Share Options
Share-Based Compensation
Compensation expense		$ 4,025,809	$ 3,464,140	$ 289,649
Number of Options
Outstanding at the beginning of the period (in shares)		6,133,799
Granted (in shares)		2,517,000
Exercised (in shares)		(196,185)	(226,201)
Forfeited (in shares)		(390,896)
Outstanding at the end of the period (in shares)		8,063,718	6,133,799
Vested and expected to vest at the end of the period (in shares)		7,824,106
Exercisable at the end of the period (in shares)		3,635,917
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 4.60
Granted (in dollars per share)		6.38
Exercised (in dollars per share)		4.60
Forfeited (in dollars per share)		5.26
Outstanding at the end of the period (in dollars per share)		5.12	$ 4.60
Vested and expected to vest at the end of the period (in dollars per share)		5.51
Exercisable at the end of the period (in dollars per share)		$ 4.60
Weighted Average Remaining Contractual Term
Outstanding at the end of the period		8 years 6 months	8 years 11 months 1 day
Vested and expected to vest at the end of the period		8 years 11 months 19 days
Exercisable at the end of the period		7 years 11 months 1 day
Weighted Average Aggregate Intrinsic Value of Options
Outstanding at the beginning of the period		$ 37,784,202
Exercised		949,907	$ 1,668,693
Outstanding at the end of the period		4,806,104	37,784,202
Vested and expected to vest at the end of the period		1,663,274
Exercisable at the end of the period		4,072,227
E-House Plan
Share-Based Compensation
Compensation expense			572,340	6,000,438
E-House Plan | Employees Share Options
Share-Based Compensation
Compensation expense		$ 0	$ 5,950,940	$ 12,817,935
Number of Options
Outstanding at the beginning of the period (in shares)		9,476,704
Exercised (in shares)		(513,261)	(3,446,585)	(4,596,761)
Forfeited (in shares)		(7,160)
Outstanding at the end of the period (in shares)		8,956,283	9,476,704
Vested and expected to vest at the end of the period (in shares)		8,956,283
Exercisable at the end of the period (in shares)		8,956,283
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 4.52
Exercised (in dollars per share)		1.86
Forfeited (in dollars per share)		4.74
Outstanding at the end of the period (in dollars per share)		4.67	$ 4.52
Vested and expected to vest at the end of the period (in dollars per share)		4.67
Exercisable at the end of the period (in dollars per share)		$ 4.67
Weighted Average Remaining Contractual Term
Outstanding at the end of the period		4 years 9 months 18 days
Vested and expected to vest at the end of the period		4 years 9 months 18 days
Exercisable at the end of the period		4 years 9 months 18 days
Weighted Average Aggregate Intrinsic Value of Options
Outstanding at the beginning of the period		$ 25,776,635
Exercised		1,745,007	$ 23,679,729	$ 25,248,554
Outstanding at the end of the period		14,509,178	$ 25,776,635
Vested and expected to vest at the end of the period		14,509,178
Exercisable at the end of the period		14,509,178
Omnigold Plan
Share-Based Compensation
Compensation expense		$ 80,577
Omnigold Plan | Employees Share Options
Number of Options
Granted (in shares)		2,400,000
Forfeited (in shares)		(130,000)
Outstanding at the end of the period (in shares)		2,270,000
Vested and expected to vest at the end of the period (in shares)		1,966,771
Weighted Average Exercise Price
Granted (in dollars per share)	$ 1.50	$ 1.50
Forfeited (in dollars per share)		1.50
Outstanding at the end of the period (in dollars per share)		1.50
Vested and expected to vest at the end of the period (in dollars per share)		$ 1.50
Weighted Average Remaining Contractual Term
Granted		10 years
Outstanding at the end of the period		9 years 7 months 10 days
Vested and expected to vest at the end of the period		9 years 7 months 10 days